Segment reporting - Summary of Adjusted Earnings Before Interest Tax Depreciation and Amortization (Details) - EUR (€)		12 Months Ended
	Nov. 30, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [abstract]
Profit / (Loss) for the year		€ 113,545,000	€ (8,606,000)	€ 182,269,000
Income tax expense		75,253,000	25,386,000	34,240,000
Finance income		(10,225,000)	(8,912,000)	(2,222,000)
Finance expense		6,082,000	2,726,000	1,345,000
Depreciation and amortization expense		77,709,000	82,189,000	66,729,000
EBITDA		262,364,000	92,783,000	282,361,000
Unrealized foreign exchange		5,185,000	3,526,000	2,611,000
Adjusted RSU expense		10,337,000	16,836,000	25,386,000
Gain on disposal of business		(40,135,000)	0	0
Impairment of Assets		36,775,000	35,949,000	0
U.S. Sportsbook closure		32,749,000	0	0
Change in fair value of options		12,976,000	28,642,000	(6,292,000)
Market closure		5,834,000	10,397,000	0
Transaction fees		0	0	22,969,000
Gain on derivative contracts		0	0	(4,148,000)
Gain on bargain purchase		0	(209,000)	0
Share listing expense		0	0	126,252,000
Change in fair value of warrant liability		0	0	(34,518,000)
Change in fair value of earnout liability	€ (237,400,000)	0	0	(237,354,000)
Foreign exchange on revaluation of warrants and earnout liabilities		0	0	25,047,000
Other non-recurring adjustments		4,179,000	10,254,000	8,552,000
Adjusted EBITDA		330,264,000	198,178,000	€ 210,866,000
Payroll expense from RSUs issued		€ 0	€ 1,100,000